Expenditure Commitments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenditure Commitments (Details) [Line Items]
Lease commitments term		1 year
Termination notice period for research and development	30 days
Research and development termination	$ 3,700,000
Contracts [Member]
Expenditure Commitments (Details) [Line Items]
Short-term lease commitments		$ 9,857